Document and Entity Information	Feb. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38034
Entity Registrant Name	ALTERYX, INC.
Entity Central Index Key	0001689923
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	90-0673106
Entity Address, Address Line One	17200 Laguna Canyon Road
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	888
Local Phone Number	836-4274
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AYX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false